Information on net borrowing (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
A. Cash	€ 3,351	€ 2,758
B. Cash equivalents	6,804	5,496
C. Other current financial assets	9,736	10,553
D Liquidity (A+B+C)	19,891	18,807
E. Current financial debt	6,588	3,613
F. Current portion of non-current financial debt	1,839	1,415
G. Current financial indebtedness (E+F)	8,427	5,028
H. Net current financial indebtedness (G-D)	(11,464)	(13,779)
I. Non-current financial debt	6,073	9,058
J. Debt instruments	17,368	19,045
Total non-current financial liabilities	23,441	28,103
M. Total financial indebtedness (H+L)	11,977	14,324
Restricted cash	97	115
Lease liabilities	4,951	5,337	€ 5,018
Current portion of long-term lease liabilities
Borrowings
Lease liabilities	884	948	849
Long-term lease liabilities
Borrowings
Lease liabilities	4,067	4,389	€ 4,169
Joint operations
Borrowings
Lease liabilities	€ 494	€ 1,684